Accounts receivable - Loss allowance (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
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Financial assets			kr 8,141
Minimum
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Customer payment history period for expected credit losses	6 months
Maximum
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Customer payment history period for expected credit losses	24 months
Accounts receivable
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Financial assets	kr 2,509	kr 2,224	kr 2,784
Accumulated impairment | Accounts receivable
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Financial assets	(452)
Accumulated impairment | Receivables from sold equipment
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Financial assets	(46)
Consumer | Cost | Accounts receivable
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Financial assets	1,301
Consumer | Cost | Receivables from sold equipment
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Financial assets	2,547
Consumer | Accumulated impairment | Accounts receivable
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Financial assets	(269)
Consumer | Accumulated impairment | Receivables from sold equipment
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Financial assets	kr (43)
Consumer | Not due | Accounts receivable
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Expected credit loss rate	1.67%
Consumer | Not due | Receivables from sold equipment
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Expected credit loss rate	1.69%
Consumer | Not due | Cost | Accounts receivable
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Financial assets	kr 614
Consumer | Not due | Cost | Receivables from sold equipment
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Financial assets	2,547
Consumer | Not due | Accumulated impairment | Accounts receivable
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Financial assets	(10)
Consumer | Not due | Accumulated impairment | Receivables from sold equipment
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Financial assets	kr (43)
Consumer | Overdue between 1-30 days | Accounts receivable
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Expected credit loss rate	2.03%
Consumer | Overdue between 1-30 days | Cost | Accounts receivable
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Financial assets	kr 306
Consumer | Overdue between 1-30 days | Accumulated impairment | Accounts receivable
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Financial assets	kr (6)
Consumer | Overdue between 31-60 days | Accounts receivable
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Expected credit loss rate	8.16%
Consumer | Overdue between 31-60 days | Cost | Accounts receivable
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Financial assets	kr 57
Consumer | Overdue between 31-60 days | Accumulated impairment | Accounts receivable
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Financial assets	kr (5)
Consumer | Overdue between 61-90 days | Accounts receivable
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Expected credit loss rate	35.17%
Consumer | Overdue between 61-90 days | Cost | Accounts receivable
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Financial assets	kr 19
Consumer | Overdue between 61-90 days | Accumulated impairment | Accounts receivable
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Financial assets	kr (7)
Consumer | Overdue more than 90 days | Accounts receivable
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Expected credit loss rate	79.09%
Consumer | Overdue more than 90 days | Cost | Accounts receivable
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Financial assets	kr 305
Consumer | Overdue more than 90 days | Accumulated impairment | Accounts receivable
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Financial assets	(241)
Business | Cost | Accounts receivable
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Financial assets	1,660
Business | Cost | Receivables from sold equipment
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Financial assets	244
Business | Accumulated impairment | Accounts receivable
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Financial assets	(183)
Business | Accumulated impairment | Receivables from sold equipment
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Financial assets	kr (3)
Business | Not due | Accounts receivable
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Expected credit loss rate	0.21%
Business | Not due | Receivables from sold equipment
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Expected credit loss rate	1.23%
Business | Not due | Cost | Accounts receivable
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Financial assets	kr 1,216
Business | Not due | Cost | Receivables from sold equipment
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Financial assets	244
Business | Not due | Accumulated impairment | Accounts receivable
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Financial assets	(2)
Business | Not due | Accumulated impairment | Receivables from sold equipment
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Financial assets	kr (3)
Business | Overdue between 1-30 days | Accounts receivable
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Expected credit loss rate	0.59%
Business | Overdue between 1-30 days | Cost | Accounts receivable
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Financial assets	kr 136
Business | Overdue between 1-30 days | Accumulated impairment | Accounts receivable
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Financial assets	kr (1)
Business | Overdue between 31-60 days | Accounts receivable
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Expected credit loss rate	2.41%
Business | Overdue between 31-60 days | Cost | Accounts receivable
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Financial assets	kr 31
Business | Overdue between 31-60 days | Accumulated impairment | Accounts receivable
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Financial assets	kr (1)
Business | Overdue between 61-90 days | Accounts receivable
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Expected credit loss rate	63.52%
Business | Overdue between 61-90 days | Cost | Accounts receivable
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Financial assets	kr 23
Business | Overdue between 61-90 days | Accumulated impairment | Accounts receivable
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Financial assets	kr (15)
Business | Overdue more than 90 days | Accounts receivable
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Expected credit loss rate	64.78%
Business | Overdue more than 90 days | Cost | Accounts receivable
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Financial assets	kr 254
Business | Overdue more than 90 days | Accumulated impairment | Accounts receivable
Disclosure of provision matrix
Financial assets	kr (164)